Income taxes (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 PEN (S/)
Statutory income tax rates, percentage	25.00%	25.00%	25.00%	23.50%
Gross loss carryforwards			$ 89,800,000
Income tax benefit			$ 21,900,000
Cash, cash equivalents and restricted cash | S/					S/ 120,000.00
Minimum [Member]
Income tax returns limitation periods			3 years
Maximum [Member]
Income tax returns limitation periods			6 years
UNITED KINGDOM
Foreign tax benefit	$ 488,940	$ 222,099	$ 1,851,038	$ 402,184
Statutory income tax rates, percentage	25.00%	25.00%	25.00%	23.50%
Gross loss carryforwards			$ 74,900,000
Cash, cash equivalents and restricted cash			184,218	$ 221,189
NIGERIA
Gross loss carryforwards			4,100,000
PORTUGAL
Gross loss carryforwards			400,000
SOUTH AFRICA
Gross loss carryforwards			4,100,000
ARGENTINA
Gross loss carryforwards			$ 5,500,000
Gross loss carryforwards limitations on use			expiration period is five years, and expiration dates ranging from calendar 2026 through calendar 2029
Other Foreign Entities [Member]
Gross loss carryforwards			$ 800,000